FAIR VALUE PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
The Company’s assets and liabilities that are measured at fair value as of June 30, 2016 and December 31, 2015 are classified in the tables below in one of the three categories described above:

	June 30, 2016
	Level 1	Level 2	Total
Marketable securities	$954	$41,803	$42,757
Currency options designated as hedging instruments	-	$17	$17

	December 31, 2015
	Level 1	Level 2	Total
Marketable securities	$1,977	$54,770	$56,747
Currency options designated as hedging instruments (current liability)	-	$(5)	$(5)